SIGNIFICANT RISKS (Tables)	12 Months Ended
Dec. 31, 2018
SIGNIFICANT RISKS (Tables)
Schedule of customers, net revenue
	Year ended December 31,	Year ended December 31,
	2018	2017

Customer A	31%	20%
Customer B	28%	15%
Customer C	7%	11%

Schedule of customers, net accounts receivable
	December 31,	December 31,
	2018	2017

Customer A	62%	39%
Customer D	12%	-
Customer B	-	52%